Expected credit loss measurement - Financial assets subject to credit risk by rating category (Detail) - USD ($) $ in Millions		Dec. 31, 2018		Jan. 01, 2018		Dec. 31, 2017
Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	$ 593,770		$ 559,208
Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	587,104		552,277
Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	108,370		90,045
Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	16,868		14,074
Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	95,349		86,864
Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	23,602		24,040
Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	320,352		318,480
Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	22,563		18,775
Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		6,667
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	570,763		528,619
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	564,096		521,689
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	108,370		90,045
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	16,666		14,055
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	95,349		86,864
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	23,602		24,040
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		298,248		288,420	[1]
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	21,862		18,265
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	20,782		28,582
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	20,782		28,582
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	0		0
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	202		19
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	0		0
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	0		0
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	20,357		28,531
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	223		33
Lifetime Expected Credit Losses [Member] | Credit-impaired positions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets						$ 432
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	2,226		2,006	[2]
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	2,226		2,006	[2]
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	0		0	[2]
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	0		0	[2]
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	0		0	[2]
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	0		0	[2]
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		1,748	[1]	1,529	[1],[2]	432
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	478		477	[2]
Gross carrying amount | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		594,706				592,800
Gross carrying amount | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		588,039				584,700
Gross carrying amount | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		108,370				90,000
Gross carrying amount | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		16,875				14,100
Gross carrying amount | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		95,350				92,000
Gross carrying amount | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		23,601				24,000
Gross carrying amount | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		321,124				326,700
Gross carrying amount | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		22,718				37,800
Gross carrying amount | Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		6,667				592,800
Gross carrying amount | Rating category 0-1 | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		159,605				141,400
Gross carrying amount | Rating category 0-1 | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		155,716				134,400
Gross carrying amount | Rating category 0-1 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		103,635				89,600
Gross carrying amount | Rating category 0-1 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		829				600
Gross carrying amount | Rating category 0-1 | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		29,065				24,900
Gross carrying amount | Rating category 0-1 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		5,136				6,600
Gross carrying amount | Rating category 0-1 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		3,642				3,200
Gross carrying amount | Rating category 0-1 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		13,409				9,400
Gross carrying amount | Rating category 0-1 | Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		3,889				7,000
Gross carrying amount | Rating category 2-3 | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		229,012				226,600
Gross carrying amount | Rating category 2-3 | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		226,310				225,600
Gross carrying amount | Rating category 2-3 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		4,735				500
Gross carrying amount | Rating category 2-3 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		13,462				10,800
Gross carrying amount | Rating category 2-3 | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		24,653				37,300
Gross carrying amount | Rating category 2-3 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		10,042				10,000
Gross carrying amount | Rating category 2-3 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		172,742				165,900
Gross carrying amount | Rating category 2-3 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		676				1,100
Gross carrying amount | Rating category 2-3 | Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		2,702				1,000
Gross carrying amount | Rating category 4-5 | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		73,110				100,100
Gross carrying amount | Rating category 4-5 | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		73,110				100,100
Gross carrying amount | Rating category 4-5 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0				0
Gross carrying amount | Rating category 4-5 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		1,347				1,400
Gross carrying amount | Rating category 4-5 | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		13,602				17,200
Gross carrying amount | Rating category 4-5 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		5,282				5,700
Gross carrying amount | Rating category 4-5 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		52,566				66,900
Gross carrying amount | Rating category 4-5 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		313				8,900
Gross carrying amount | Rating category 4-5 | Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0
Gross carrying amount | Rating category 6-8 | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		112,231				101,600
Gross carrying amount | Rating category 6-8 | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		112,155				101,500
Gross carrying amount | Rating category 6-8 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0
Gross carrying amount | Rating category 6-8 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		927				900
Gross carrying amount | Rating category 6-8 | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		26,865				10,700
Gross carrying amount | Rating category 6-8 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		3,040				1,600
Gross carrying amount | Rating category 6-8 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		73,863				71,300
Gross carrying amount | Rating category 6-8 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		7,460				17,100
Gross carrying amount | Rating category 6-8 | Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		76				100
Gross carrying amount | Rating category 9-13 | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		17,861				21,100
Gross carrying amount | Rating category 9-13 | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		17,861				21,100
Gross carrying amount | Rating category 9-13 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0
Gross carrying amount | Rating category 9-13 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		307				300
Gross carrying amount | Rating category 9-13 | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		1,165				1,800
Gross carrying amount | Rating category 9-13 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		101				100
Gross carrying amount | Rating category 9-13 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		16,014				17,900
Gross carrying amount | Rating category 9-13 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		274				1,000
Gross carrying amount | Rating category 9-13 | Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0
Gross carrying amount | Rating category Defaulted | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		2,886				1,900
Gross carrying amount | Rating category Defaulted | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		2,886				1,900
Gross carrying amount | Rating category Defaulted | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0
Gross carrying amount | Rating category Defaulted | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		3
Gross carrying amount | Rating category Defaulted | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0
Gross carrying amount | Rating category Defaulted | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0
Gross carrying amount | Rating category Defaulted | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		2,297				1,500
Gross carrying amount | Rating category Defaulted | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		586				300
Gross carrying amount | Rating category Defaulted | Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0				8,100
Gross carrying amount | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		108,370
Gross carrying amount | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		16,669
Gross carrying amount | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		95,350
Gross carrying amount | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		23,601
Gross carrying amount | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		298,316
Gross carrying amount | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		21,905
Gross carrying amount | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 0-1 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		103,635
Gross carrying amount | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 0-1 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		829
Gross carrying amount | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 0-1 | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		29,065
Gross carrying amount | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 0-1 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		5,136
Gross carrying amount | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 0-1 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		3,621
Gross carrying amount | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 0-1 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		13,409
Gross carrying amount | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 2-3 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		4,735
Gross carrying amount | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 2-3 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		13,462
Gross carrying amount | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 2-3 | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		24,653
Gross carrying amount | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 2-3 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		10,042
Gross carrying amount | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 2-3 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		172,002
Gross carrying amount | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 2-3 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		676
Gross carrying amount | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 4-5 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0
Gross carrying amount | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 4-5 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		1,347
Gross carrying amount | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 4-5 | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		13,602
Gross carrying amount | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 4-5 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		5,282
Gross carrying amount | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 4-5 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		49,277
Gross carrying amount | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 4-5 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		313
Gross carrying amount | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 6-8 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0
Gross carrying amount | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 6-8 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		763
Gross carrying amount | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 6-8 | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		26,865
Gross carrying amount | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 6-8 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		3,040
Gross carrying amount | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 6-8 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		62,305
Gross carrying amount | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 6-8 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		7,235
Gross carrying amount | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 9-13 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0
Gross carrying amount | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 9-13 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		268
Gross carrying amount | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 9-13 | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		1,165
Gross carrying amount | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 9-13 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		101
Gross carrying amount | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 9-13 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		11,111
Gross carrying amount | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 9-13 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		272
Gross carrying amount | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category Defaulted | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0
Gross carrying amount | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category Defaulted | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0
Gross carrying amount | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category Defaulted | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0
Gross carrying amount | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category Defaulted | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0
Gross carrying amount | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category Defaulted | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0
Gross carrying amount | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category Defaulted | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0
Gross carrying amount | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		203
Gross carrying amount | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		20,510
Gross carrying amount | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		227
Gross carrying amount | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 0-1 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0
Gross carrying amount | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 0-1 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		20
Gross carrying amount | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 0-1 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0
Gross carrying amount | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 2-3 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0
Gross carrying amount | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 2-3 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		740
Gross carrying amount | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 2-3 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0
Gross carrying amount | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 4-5 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0
Gross carrying amount | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 4-5 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		3,289
Gross carrying amount | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 4-5 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0
Gross carrying amount | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 6-8 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		164
Gross carrying amount | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 6-8 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		11,558
Gross carrying amount | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 6-8 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		225
Gross carrying amount | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 9-13 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		39
Gross carrying amount | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 9-13 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		4,903
Gross carrying amount | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 9-13 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		2
Gross carrying amount | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category Defaulted | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0
Gross carrying amount | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category Defaulted | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0
Gross carrying amount | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category Defaulted | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0
Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[3]					1,308
Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[4]	2,886
Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		3
Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		2,297				1,104
Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		586
Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Rating category 0-1 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0
Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Rating category 0-1 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0
Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Rating category 0-1 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0
Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Rating category 2-3 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0
Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Rating category 2-3 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0
Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Rating category 2-3 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0
Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Rating category 4-5 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0
Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Rating category 4-5 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0
Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Rating category 4-5 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0
Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Rating category 6-8 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0
Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Rating category 6-8 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0
Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Rating category 6-8 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0
Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Rating category 9-13 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0
Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Rating category 9-13 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0
Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Rating category 9-13 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0
Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Rating category Defaulted | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		3
Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Rating category Defaulted | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		2,297
Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Rating category Defaulted | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		586
Allowance for expected credit loss
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(1,054)		(1,146)
Allowance for expected credit loss | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(937)		(1,037)
Allowance for expected credit loss | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(937)		(1,037)
Allowance for expected credit loss | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0		0
Allowance for expected credit loss | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(7)		(5)
Allowance for expected credit loss | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(2)		(2)
Allowance for expected credit loss | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0		0
Allowance for expected credit loss | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(772)		(890)
Allowance for expected credit loss | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(155)		(139)
Allowance for expected credit loss | Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0
Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(176)		(148)
Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(117)		(97)
Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(117)		(97)
Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0		0
Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(4)		(3)
Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(2)		(2)
Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0		0
Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(69)		(62)
Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(43)		(30)
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(183)		(193)
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(159)		(168)
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(159)		(168)
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0		0
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(1)		0
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0		0
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0		0
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(155)		(167)
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(4)		(1)
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(695)		(806)		(706)	[3]
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(660)		(772)
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(660)	[4]	(772)
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0		0
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(3)		(3)
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0		0
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0		0
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(549)		(661)		(672)
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(109)		(108)
UBS AG | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	594,750		561,442
UBS AG | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	588,084		554,512
UBS AG | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	108,370		90,045
UBS AG | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	16,642		14,027
UBS AG | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	95,349		86,864
UBS AG | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	23,603		24,040
UBS AG | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		321,482		320,687	[1]
UBS AG | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	22,637		18,850
UBS AG | Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		6,667
UBS AG | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	571,743		530,808
UBS AG | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	565,076		523,878
UBS AG | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	108,370		90,045
UBS AG | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	16,440		14,007
UBS AG | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	95,349		86,864
UBS AG | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	23,603		24,040
UBS AG | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		299,378		290,582	[1]
UBS AG | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	21,936		18,339
UBS AG | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	20,782		28,628
UBS AG | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	20,782		28,628
UBS AG | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	0		0
UBS AG | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	202		18
UBS AG | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	0		0
UBS AG | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	0		0
UBS AG | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	20,357		28,575
UBS AG | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	223		33
UBS AG | Lifetime Expected Credit Losses [Member] | Credit-impaired positions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets						432
UBS AG | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	2,226		2,007	[2]
UBS AG | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	2,226		2,007	[2]
UBS AG | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	0		0	[2]
UBS AG | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	0		0	[2]
UBS AG | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	0		0	[2]
UBS AG | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	0		0	[2]
UBS AG | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		1,748	[1]	1,530	[1],[2]	432
UBS AG | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	478		477	[2]
UBS AG | Gross carrying amount | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		595,687				592,800
UBS AG | Gross carrying amount | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		589,020				584,700
UBS AG | Gross carrying amount | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		108,370				90,000
UBS AG | Gross carrying amount | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		16,649				14,100
UBS AG | Gross carrying amount | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		95,351				92,000
UBS AG | Gross carrying amount | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		23,603				24,000
UBS AG | Gross carrying amount | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		322,255				326,700
UBS AG | Gross carrying amount | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		22,792				37,800
UBS AG | Gross carrying amount | Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		6,667				7,000
UBS AG | Gross carrying amount | Rating category 0-1 | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		159,604				141,400
UBS AG | Gross carrying amount | Rating category 0-1 | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		155,715				134,400
UBS AG | Gross carrying amount | Rating category 0-1 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		103,635				89,600
UBS AG | Gross carrying amount | Rating category 0-1 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		829				600
UBS AG | Gross carrying amount | Rating category 0-1 | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		29,065				24,900
UBS AG | Gross carrying amount | Rating category 0-1 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		5,136				6,600
UBS AG | Gross carrying amount | Rating category 0-1 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		3,641				3,200
UBS AG | Gross carrying amount | Rating category 0-1 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		13,409				9,400
UBS AG | Gross carrying amount | Rating category 0-1 | Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		3,889				1,000
UBS AG | Gross carrying amount | Rating category 2-3 | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		229,556				226,600
UBS AG | Gross carrying amount | Rating category 2-3 | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		226,854				225,600
UBS AG | Gross carrying amount | Rating category 2-3 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		4,735				500
UBS AG | Gross carrying amount | Rating category 2-3 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		13,286				10,800
UBS AG | Gross carrying amount | Rating category 2-3 | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		24,653				37,300
UBS AG | Gross carrying amount | Rating category 2-3 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		10,044				10,000
UBS AG | Gross carrying amount | Rating category 2-3 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		173,454				165,900
UBS AG | Gross carrying amount | Rating category 2-3 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		682				1,100
UBS AG | Gross carrying amount | Rating category 2-3 | Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		2,702
UBS AG | Gross carrying amount | Rating category 4-5 | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		73,308				100,100
UBS AG | Gross carrying amount | Rating category 4-5 | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		73,308				100,100
UBS AG | Gross carrying amount | Rating category 4-5 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0				0
UBS AG | Gross carrying amount | Rating category 4-5 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		1,302				1,400
UBS AG | Gross carrying amount | Rating category 4-5 | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		13,602				17,200
UBS AG | Gross carrying amount | Rating category 4-5 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		5,282				5,700
UBS AG | Gross carrying amount | Rating category 4-5 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		52,806				66,900
UBS AG | Gross carrying amount | Rating category 4-5 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		316				8,900
UBS AG | Gross carrying amount | Rating category 4-5 | Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0				100
UBS AG | Gross carrying amount | Rating category 6-8 | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		112,471				101,600
UBS AG | Gross carrying amount | Rating category 6-8 | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		112,395				101,500
UBS AG | Gross carrying amount | Rating category 6-8 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0
UBS AG | Gross carrying amount | Rating category 6-8 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		922				900
UBS AG | Gross carrying amount | Rating category 6-8 | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		26,866				10,700
UBS AG | Gross carrying amount | Rating category 6-8 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		3,040				1,600
UBS AG | Gross carrying amount | Rating category 6-8 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		74,042				71,300
UBS AG | Gross carrying amount | Rating category 6-8 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		7,525				17,100
UBS AG | Gross carrying amount | Rating category 6-8 | Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		76
UBS AG | Gross carrying amount | Rating category 9-13 | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		17,861				21,100
UBS AG | Gross carrying amount | Rating category 9-13 | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		17,861				21,100
UBS AG | Gross carrying amount | Rating category 9-13 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0
UBS AG | Gross carrying amount | Rating category 9-13 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		307				300
UBS AG | Gross carrying amount | Rating category 9-13 | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		1,165				1,800
UBS AG | Gross carrying amount | Rating category 9-13 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		101				100
UBS AG | Gross carrying amount | Rating category 9-13 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		16,014				17,900
UBS AG | Gross carrying amount | Rating category 9-13 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		274				1,000
UBS AG | Gross carrying amount | Rating category 9-13 | Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0
UBS AG | Gross carrying amount | Rating category Defaulted | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		2,886				1,900
UBS AG | Gross carrying amount | Rating category Defaulted | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		2,886				1,900
UBS AG | Gross carrying amount | Rating category Defaulted | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0
UBS AG | Gross carrying amount | Rating category Defaulted | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		3
UBS AG | Gross carrying amount | Rating category Defaulted | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0
UBS AG | Gross carrying amount | Rating category Defaulted | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0
UBS AG | Gross carrying amount | Rating category Defaulted | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		2,297				1,500
UBS AG | Gross carrying amount | Rating category Defaulted | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		586				300
UBS AG | Gross carrying amount | Rating category Defaulted | Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0
UBS AG | Gross carrying amount | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		108,370
UBS AG | Gross carrying amount | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		16,443
UBS AG | Gross carrying amount | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		95,351
UBS AG | Gross carrying amount | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		23,603
UBS AG | Gross carrying amount | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		299,448
UBS AG | Gross carrying amount | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		21,979
UBS AG | Gross carrying amount | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 0-1 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		103,635
UBS AG | Gross carrying amount | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 0-1 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		829
UBS AG | Gross carrying amount | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 0-1 | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		29,065
UBS AG | Gross carrying amount | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 0-1 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		5,136
UBS AG | Gross carrying amount | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 0-1 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		3,621
UBS AG | Gross carrying amount | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 0-1 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		13,409
UBS AG | Gross carrying amount | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 2-3 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		4,735
UBS AG | Gross carrying amount | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 2-3 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		13,286
UBS AG | Gross carrying amount | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 2-3 | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		24,653
UBS AG | Gross carrying amount | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 2-3 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		10,044
UBS AG | Gross carrying amount | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 2-3 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		172,714
UBS AG | Gross carrying amount | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 2-3 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		682
UBS AG | Gross carrying amount | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 4-5 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0
UBS AG | Gross carrying amount | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 4-5 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		1,302
UBS AG | Gross carrying amount | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 4-5 | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		13,602
UBS AG | Gross carrying amount | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 4-5 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		5,282
UBS AG | Gross carrying amount | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 4-5 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		49,517
UBS AG | Gross carrying amount | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 4-5 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		316
UBS AG | Gross carrying amount | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 6-8 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0
UBS AG | Gross carrying amount | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 6-8 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		758
UBS AG | Gross carrying amount | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 6-8 | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		26,866
UBS AG | Gross carrying amount | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 6-8 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		3,040
UBS AG | Gross carrying amount | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 6-8 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		62,484
UBS AG | Gross carrying amount | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 6-8 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		7,300
UBS AG | Gross carrying amount | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 9-13 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0
UBS AG | Gross carrying amount | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 9-13 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		268
UBS AG | Gross carrying amount | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 9-13 | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		1,165
UBS AG | Gross carrying amount | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 9-13 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		101
UBS AG | Gross carrying amount | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 9-13 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		11,111
UBS AG | Gross carrying amount | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 9-13 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		272
UBS AG | Gross carrying amount | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category Defaulted | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0
UBS AG | Gross carrying amount | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category Defaulted | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0
UBS AG | Gross carrying amount | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category Defaulted | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0
UBS AG | Gross carrying amount | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category Defaulted | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0
UBS AG | Gross carrying amount | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category Defaulted | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0
UBS AG | Gross carrying amount | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category Defaulted | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0
UBS AG | Gross carrying amount | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		203
UBS AG | Gross carrying amount | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		20,510
UBS AG | Gross carrying amount | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		227
UBS AG | Gross carrying amount | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 0-1 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0
UBS AG | Gross carrying amount | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 0-1 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		20
UBS AG | Gross carrying amount | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 0-1 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0
UBS AG | Gross carrying amount | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 2-3 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0
UBS AG | Gross carrying amount | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 2-3 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		740
UBS AG | Gross carrying amount | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 2-3 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0
UBS AG | Gross carrying amount | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 4-5 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0
UBS AG | Gross carrying amount | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 4-5 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		3,289
UBS AG | Gross carrying amount | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 4-5 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0
UBS AG | Gross carrying amount | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 6-8 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		164
UBS AG | Gross carrying amount | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 6-8 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		11,558
UBS AG | Gross carrying amount | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 6-8 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		225
UBS AG | Gross carrying amount | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 9-13 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		39
UBS AG | Gross carrying amount | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 9-13 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		4,903
UBS AG | Gross carrying amount | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category 9-13 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		2
UBS AG | Gross carrying amount | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category Defaulted | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0
UBS AG | Gross carrying amount | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category Defaulted | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0
UBS AG | Gross carrying amount | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Rating category Defaulted | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0
UBS AG | Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[3]					1,308
UBS AG | Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[4]	2,886
UBS AG | Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		3
UBS AG | Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		2,297				1,104
UBS AG | Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		586
UBS AG | Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Rating category 0-1 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0
UBS AG | Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Rating category 0-1 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0
UBS AG | Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Rating category 0-1 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0
UBS AG | Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Rating category 2-3 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0
UBS AG | Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Rating category 2-3 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0
UBS AG | Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Rating category 2-3 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0
UBS AG | Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Rating category 4-5 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0
UBS AG | Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Rating category 4-5 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0
UBS AG | Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Rating category 4-5 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0
UBS AG | Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Rating category 6-8 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0
UBS AG | Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Rating category 6-8 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0
UBS AG | Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Rating category 6-8 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0
UBS AG | Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Rating category 9-13 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0
UBS AG | Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Rating category 9-13 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0
UBS AG | Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Rating category 9-13 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0
UBS AG | Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Rating category Defaulted | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		3
UBS AG | Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Rating category Defaulted | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		2,297
UBS AG | Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Rating category Defaulted | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		586
UBS AG | Allowance for expected credit loss
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(1,054)		(1,146)
UBS AG | Allowance for expected credit loss | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(937)		(1,037)
UBS AG | Allowance for expected credit loss | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(937)		(1,037)
UBS AG | Allowance for expected credit loss | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0		0
UBS AG | Allowance for expected credit loss | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(7)		(5)
UBS AG | Allowance for expected credit loss | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(2)		(2)
UBS AG | Allowance for expected credit loss | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0		0
UBS AG | Allowance for expected credit loss | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(772)		(890)
UBS AG | Allowance for expected credit loss | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(155)		(139)
UBS AG | Allowance for expected credit loss | Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0
UBS AG | Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(176)		(148)
UBS AG | Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(117)		(97)
UBS AG | Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(117)		(97)
UBS AG | Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0		0
UBS AG | Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(4)		(3)
UBS AG | Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(2)		(2)
UBS AG | Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0		0
UBS AG | Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(69)		(62)
UBS AG | Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(43)		(30)
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(183)		(193)
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(159)		(168)
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(159)		(168)
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0		0
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(1)		0
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0		0
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0		0
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(155)		(167)
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(4)		(1)
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(695)		(806)		(706)	[3]
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(660)		(772)
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(660)	[4]	(772)
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0		0
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(3)		(3)
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0		0
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0		0
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(549)		(661)		$ (672)
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		$ (109)		$ (108)

[1]	The carrying value of financial assets measured at amortized cost represents the total gross exposure net of the respective ECL allowances.
[2]
Upon adoption of IFRS 9 as of 1 January 2018, an instrument is classified as credit-impaired if the counterparty is defaulted, and / or the instrument is purchased or originated credit-impaired and includes credit-impaired exposures for which no loss has occurred or no allowance has been recognized (e.g., because they are expected to be fully recoverable through the collateral held). Refer to Note 1c for more information on the adoption of IFRS 9.

[3]	December 2017 numbers do not include exposure of USD 0.3 billion presented on the balance sheet as other assets.
[4]
Upon adoption of IFRS 9 as of 1 January 2018, an instrument is classified as credit-impaired if the counterparty is defaulted, and / or the instrument is purchased or originated credit-impaired and includes credit-impaired exposures for which no loss has occurred or no allowance has been recognized (e.g., because they are expected to be fully recoverable through the collateral held). Refer to Note 1c for more information on the adoption of IFRS 9